Dec. 30, 2019
iShares®

iShares, Inc.

Supplement dated November 12, 2020 (the “Supplement”)

to the Summary Prospectus (the “Summary Prospectus”),

Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated December 30, 2019 (as revised August 17, 2020),

for the iShares MSCI BRIC ETF (BKF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

The Fund effected a transfer of its Indian assets that had previously been held by the Fund’s wholly-owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius (“Mauritius”) to the Fund through on-exchange transactions in India (the “Transfer”) on November 10, 2020. While the Fund historically carried out its investment strategies by investing all of its assets invested in India through the Subsidiary, it will be eliminating its use of the Subsidiary and will invest in Indian securities directly. The Fund incurred transaction costs from the Transfer.

Pursuant to the Transfer, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI.

All references to the in the Summary Prospectus and Prospectus Subsidiary are deleted.

Change in the Fund’s “Principal Investment Strategies”

The sixth paragraph of the Prospectus and Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Treaty/Tax Risk” and add the following:

Tax Risk. The Fund is subject to tax in India on the purchase and sale of Indian securities, which will reduce the Fund’s returns. For more information regarding the tax implications of investing in Indian securities, please see the section entitled “Indian Tax Disclosure.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.